Details of treasury and other financial risks - Lease - minimum payments under sale-and-leaseback arrangements (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Minimum payments under sale-and-leaseback arrangements	€ 108	€ 110
Later than five years [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Minimum payments under sale-and-leaseback arrangements	125
Later than four years and not later than five years [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Minimum payments under sale-and-leaseback arrangements	33
Later than one year and not later than two years [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Minimum payments under sale-and-leaseback arrangements	97
Later than three years and not later than four years [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Minimum payments under sale-and-leaseback arrangements	52
Later than two years and not later than three years [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Minimum payments under sale-and-leaseback arrangements	73
Not later than one year [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Minimum payments under sale-and-leaseback arrangements	€ 112